Fees to auditors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fees to auditors
Audit fees	$ 309	$ 172
Audit related fees	94	50
Other fees	57	156
Total fees	$ 460	$ 378